Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Balance at beginning of year		$ 553	$ 316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments		1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities		37	21
Net adjustment to DAC and other expense		(287)	(158)
Net adjustment to future policy benefits and claims		(35)	(52)
Net adjustment to policyholder dividend obligations		(14)	(7)
Related federal income tax expense		(318)	(109)
Unrealized gains on available-for-sale securities		574	194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit (($13) and $23 as of December 31, 2017 and 2016, respectively)		24	(43)
Increase in net unrealized gains on available-for-sale securities		550	237	$ (720)
Cumulative effect of adoption of accounting principle	[1]	232
Balance at end of year		$ 1,335	$ 553	$ 316

[1]	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.